SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, net (Details)	Jan. 31, 2025
Equipment, furniture and other | Minimum
Property, Plant and Equipment
Estimated useful lives	3 years
Equipment, furniture and other | Maximum
Property, Plant and Equipment
Estimated useful lives	6 years
Software
Property, Plant and Equipment
Estimated useful lives	4 years
Buildings
Property, Plant and Equipment
Estimated useful lives	50 years